Investment Securities (Tables)	12 Months Ended
Dec. 31, 2013
Investments Debt And Equity Securities [Abstract]
Investment Securities
Available-for-Sale					Held-to-Maturity
At December 31, 2013 (Dollars in Millions)	Amortized Cost	Fair Value	Weighted- Average Maturity in Years	Weighted- Average Yield (e)	Amortized Cost	Fair Value	Weighted- Average Maturity in Years	Weighted- Average Yield (e)
U.S. Treasury and Agencies
Maturing in one year or less	$28	$28	.3	4.44%	$1,811	$1,814	.2	1.01%
Maturing after one year through five years	32	33	2.7	3.11	80	81	1.4	1.36
Maturing after five years through ten years	347	331	8.1	2.59	1,163	1,085	8.5	2.05
Maturing after ten years	701	653	14.7	2.39	60	60	11.3	1.75
Total	$1,108	$1,045	11.9	2.52%	$3,114	$3,040	3.6	1.42%
Mortgage-Backed Securities (a)
Maturing in one year or less	$226	$231	.6	2.63%	$9	$9	.6	2.77%
Maturing after one year through five years	13,864	13,752	3.9	2.16	22,441	22,217	3.7	2.30
Maturing after five years through ten years	16,000	16,007	5.9	1.91	12,424	12,159	5.7	1.66
Maturing after ten years	2,474	2,490	13.1	1.20	798	809	12.8	1.24
Total	$32,564	$32,480	5.5	1.97%	$35,672	$35,194	4.6	2.05%
Asset-Backed Securities (a)
Maturing in one year or less	$–	$–	–	7.65%	$–	$–	–	–%
Maturing after one year through five years	272	282	4.1	1.31	11	14	3.4	.79
Maturing after five years through ten years	364	371	7.6	2.57	4	4	7.1	.94
Maturing after ten years	–	–	17.6	5.15	1	9	20.8	.76
Total	$636	$653	6.1	2.03%	$16	$27	5.0	.82%
Obligations of State and Political Subdivisions (b) (c)
Maturing in one year or less	$70	$70	.4	6.16%	$–	$–	.4	7.48%
Maturing after one year through five years	4,671	4,772	2.6	6.72	3	3	2.0	9.52
Maturing after five years through ten years	445	438	6.6	5.80	2	2	7.3	7.85
Maturing after ten years	487	458	20.8	6.25	7	7	12.2	2.64
Total	$5,673	$5,738	4.5	6.60%	$12	$12	8.9	5.02%
Other Debt Securities
Maturing in one year or less	$6	$6	.2	1.16%	$6	$6	.5	1.60%
Maturing after one year through five years	–	–	–	–	76	76	1.9	1.12
Maturing after five years through ten years	–	–	–	–	24	13	6.8	.98
Maturing after ten years	734	640	21.5	2.71	–	–	–	–
Total	$740	$646	21.4	2.70%	$106	$95	2.9	1.12%
Other Investments	$338	$373	18.9	2.88%	$–	$–	–	–%
Total investment securities (d)	$41,059	$40,935	6.0	2.64%	$38,920	$38,368	4.5	2.00%

(a)	Information related to asset and mortgage-backed securities included above is presented based upon weighted-average maturities anticipating future prepayments.
(b)	Information related to obligations of state and political subdivisions is presented based upon yield to first optional call date if the security is purchased at a premium, yield to maturity if purchased at par or a discount.
(c)	Maturity calculations for obligations of state and political subdivisions are based on the first optional call date for securities with a fair value above par and contractual maturity for securities with a fair value equal to or below par.
(d)	The weighted-average maturity of the available-for-sale investment securities was 4.1 years at December 31, 2012, with a corresponding weighted-average yield of 2.93 percent. The weighted-average maturity of the held-to-maturity investment securities was 3.3 years at December 31, 2012, with a corresponding weighted-average yield of 1.94 percent.
(e)	Average yields are presented on a fully-taxable equivalent basis under a tax rate of 35 percent. Yields on available-for-sale and held-to-maturity investment securities are computed based on amortized cost balances, excluding any premiums or discounts recorded related to the transfer of investment securities at fair value from available-for-sale to held-to-maturity. Average yield and maturity calculations exclude equity securities that have no stated yield or maturity.

	2013		2012
At December 31 (Dollars in Millions)	Amortized Cost	Percent of Total	Amortized Cost	Percent of Total
U.S. Treasury and agencies	$4,222	5.3%	$4,365	5.9%
Mortgage-backed securities	68,236	85.3	61,019	83.1
Asset-backed securities	652	.8	637	.9
Obligations of state and political subdivisions	5,685	7.1	6,079	8.3
Other debt securities and investments	1,184	1.5	1,329	1.8
Total investment securities	$79,979	100.0%	$73,429	100.0%

Investment Securities Held to Maturity and Available for Sale

The amortized cost, other-than-temporary impairment recorded in other comprehensive income (loss), gross unrealized holding gains and losses, and fair value of held-to-maturity and available-for-sale investment securities at December 31 were as follows:

	2013					2012
			Unrealized Losses					Unrealized Losses
(Dollars in Millions)	Amortized Cost	Unrealized Gains	Other-than- Temporary (e)	Other (f)	Fair Value	Amortized Cost	Unrealized Gains	Other-than- Temporary (e)	Other (f)	Fair Value
Held-to-maturity (a)
U.S. Treasury and agencies	$3,114	$5	$–	$(79)	$3,040	$3,154	$27	$–	$–	$3,181
Mortgage-backed securities
Residential
Agency	35,671	187	–	(665)	35,193	31,064	545	–	(6)	31,603
Non-agency non-prime (d)	1	–	–	–	1	1	–	–	–	1
Commercial non-agency	–	–	–	–	–	2	–	–	–	2
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	–	9	–	–	9	7	15	–	–	22
Other	16	4	(1)	(1)	18	19	2	(3)	(1)	17
Obligations of state and political subdivisions	12	–	–	–	12	20	1	–	–	21
Obligations of foreign governments	7	–	–	–	7	7	–	–	–	7
Other debt securities	99	–	–	(11)	88	115	–	–	(17)	98
Total held-to-maturity	$38,920	$205	$(1)	$(756)	$38,368	$34,389	$590	$(3)	$(24)	$34,952
Available-for-sale (b)
U.S. Treasury and agencies	$1,108	$4	$–	$(67)	$1,045	$1,211	$16	$–	$(1)	$1,226
Mortgage-backed securities
Residential
Agency	31,633	449	–	(529)	31,553	28,754	746	–	(5)	29,495
Non-agency
Prime (c)	486	4	(8)	(4)	478	641	3	(16)	(4)	624
Non-prime (d)	297	5	(5)	–	297	372	4	(20)	(1)	355
Commercial agency	148	4	–	–	152	185	8	–	–	193
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	20	4	–	–	24	32	10	–	–	42
Other	616	13	–	–	629	579	14	–	(1)	592
Obligations of state and political subdivisions	5,673	116	–	(51)	5,738	6,059	396	–	–	6,455
Obligations of foreign governments	6	–	–	–	6	6	–	–	–	6
Corporate debt securities	734	–	–	(94)	640	814	2	–	(85)	731
Perpetual preferred securities	205	24	–	(17)	212	205	27	–	(14)	218
Other investments	133	28	–	–	161	182	20	–	–	202
Total available-for-sale	$41,059	$651	$(13)	$(762)	$40,935	$39,040	$1,246	$(36)	$(111)	$40,139

(a)	Held-to-maturity investment securities are carried at historical cost or at fair value at the time of transfer from the available-for-sale to held-to-maturity category, adjusted for amortization of premiums and accretion of discounts and credit-related other-than-temporary impairment.
(b)	Available-for-sale investment securities are carried at fair value with unrealized net gains or losses reported within accumulated other comprehensive income (loss) in shareholders’ equity.
(c)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads). When the Company determines the designation, prime securities typically have a weighted average credit score of 725 or higher and a loan-to-value of 80 percent or lower; however, other pool characteristics may result in designations that deviate from these credit score and loan-to-value thresholds.
(d)	Includes all securities not meeting the conditions to be designated as prime.
(e)	Represents impairment not related to credit for those investment securities that have been determined to be other-than-temporarily impaired.
(f)	Represents unrealized losses on investment securities that have not been determined to be other-than-temporarily impaired.

Amount of Interest Income from Taxable and Non-Taxable Investment Securities

The following table provides information about the amount of interest income from taxable and non-taxable investment securities:

Year Ended December 31 (Dollars in Millions)	2013	2012	2011
Taxable	$1,375	$1,515	$1,517
Non-taxable	256	277	303
Total interest income from investment securities	$1,631	$1,792	$1,820

Amount of Gross Gains and Losses Realized through Sales of Available for Sale Investment Securities

The following table provides information about the amount of gross gains and losses realized through the sales of available-for-sale investment securities:

Year Ended December 31 (Dollars in Millions)	2013	2012	2011
Realized gains	$23	$158	$11
Realized losses	–	(99)	(7)
Net realized gains (losses)	$23	$59	$4
Income tax (benefit) on net realized gains (losses)	$9	$23	$2

Summary of Other than Temporary Impairment by Investment Category

The following table summarizes other-than-temporary impairment by investment category:

	2013			2012			2011
Year Ended December 31 (Dollars in Millions)	Losses Recorded in Earnings	Other Gains (Losses) (c)	Total	Losses Recorded in Earnings	Other Gains (Losses) (c)	Total	Losses Recorded in Earnings	Other Gains (Losses) (c)	Total
Available-for-sale
Mortgage-backed securities
Non-agency residential
Prime (a)	$(6)	$2	$(4)	$(12)	$(9)	$(21)	$(3)	$(5)	$(8)
Non-prime (b)	(8)	6	(2)	(33)	21	(12)	(24)	(23)	(47)
Commercial non-agency	–	–	–	(1)	(1)	(2)	–	–	–
Other asset-backed securities	–	–	–	(1)	1	–	(4)	3	(1)
Obligations of state and political subdivisions	–	–	–	–	–	–	(4)	–	(4)
Perpetual preferred securities	–	–	–	(27)	–	(27)	–	–	–
Total available-for-sale	$(14)	$8	$(6)	$(74)	$12	$(62)	$(35)	$(25)	$(60)

(a)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads).
(b)	Includes all securities not meeting the conditions to be designated as prime.
(c)	Losses represent the non-credit portion of other-than-temporary impairment recorded in other comprehensive income (loss) for investment securities determined to be other-than-temporarily impaired during the period. Gains represent recoveries in the fair value of securities that had non-credit other-than-temporary impairment during the period.

Summary of Ranges used in Valuation of Non-Agency Mortgage-Backed Securities Other than Temporarily Impaired

The following table includes the ranges for significant assumptions used for those available-for-sale non-agency mortgage-backed securities determined to be other-than-temporarily impaired:

	Prime (a)			Non-Prime (b)
	Minimum	Maximum	Average	Minimum	Maximum	Average
December 31, 2013
Estimated lifetime prepayment rates	7%	18%	15%	4%	9%	5%
Lifetime probability of default rates	3	7	5	7	12	9
Lifetime loss severity rates	30	50	48	50	65	58
December 31, 2012
Estimated lifetime prepayment rates	6%	22%	14%	3%	10%	6%
Lifetime probability of default rates	3	6	4	3	10	7
Lifetime loss severity rates	40	50	47	45	65	56

(a)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads).
(b)	Includes all securities not meeting the conditions to be designated as prime.

Changes in Credit Losses on Debt Securities

Changes in the credit losses on debt securities (excluding perpetual preferred securities) are summarized as follows:

Year Ended December 31 (Dollars in Millions)	2013	2012	2011
Balance at beginning of period	$134	$298	$358
Additions to Credit Losses Due to Other-than-temporary Impairments
Credit losses on securities not previously considered other-than-temporarily impaired	–	6	7
Decreases in expected cash flows on securities for which other-than-temporary impairment was previously recognized	14	41	28
Total other-than-temporary impairment on debt securities	14	47	35
Other Changes in Credit Losses
Increases in expected cash flows	(2)	(15)	(21)
Realized losses (a)	(23)	(39)	(73)
Credit losses on security sales and securities expected to be sold	(7)	(157)	(1)
Balance at end of period	$116	$134	$298

(a)	Primarily represents principal losses allocated to mortgage and asset-backed securities in the Company’s portfolio under the terms of the securitization transaction documents.

Gross Unrealized Losses and Fair Value of Company's Investments with Unrealized Losses

At December 31, 2013, certain investment securities had a fair value below amortized cost. The following table shows the gross unrealized losses and fair value of the Company’s investment securities with unrealized losses, aggregated by investment category and length of time the individual investment securities have been in continuous unrealized loss positions, at December 31, 2013:

	Less Than 12 Months		12 Months or Greater		Total
(Dollars in Millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Held-to-maturity
U.S. Treasury and agencies	$1,085	$(79)	$–	$–	$1,085	$(79)
Mortgage-backed securities
Residential agency	23,922	(647)	373	(18)	24,295	(665)
Other asset-backed securities	–	–	10	(2)	10	(2)
Obligations of state and political subdivisions	3	–	–	–	3	–
Other debt securities	–	–	12	(11)	12	(11)
Total held-to-maturity	$25,010	$(726)	$395	$(31)	$25,405	$(757)
Available-for-sale
U.S. Treasury and agencies	$849	$(59)	$93	$(8)	$942	$(67)
Mortgage-backed securities
Residential
Agency	14,015	(484)	1,056	(45)	15,071	(529)
Non-agency (a)
Prime (b)	65	(1)	182	(11)	247	(12)
Non-prime (c)	74	(1)	57	(4)	131	(5)
Other asset-backed securities	23	–	3	–	26	–
Obligations of state and political subdivisions	1,479	(51)	10	–	1,489	(51)
Corporate debt securities	223	(5)	418	(89)	641	(94)
Perpetual preferred securities	–	–	116	(17)	116	(17)
Total available-for-sale	$16,728	$(601)	$1,935	$(174)	$18,663	$(775)

(a)	The Company has $17 million of unrealized losses on residential non-agency mortgage-backed securities. Credit-related other-than-temporary impairment on these securities may occur if there is further deterioration in the underlying collateral pool performance. Borrower defaults may increase if economic conditions worsen. Additionally, deterioration in home prices may increase the severity of projected losses.
(b)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads).
(c)	Includes all securities not meeting the conditions to be designated as prime.